GOODWILL AND OTHER INTANGIBLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of change in the carrying value of goodwill by segment

Goodwill by business segment is as follows:

	Americas	Asia Pacific	Europe, Middle East & Africa	Total
Balance, December 31, 2019	$371.5	$50.3	$184.0	$605.8
Foreign currency translation and other	(1.3)	3.0	4.2	5.9
Balance, September 30, 2020	$370.2	$53.3	$188.2	$611.7

			Europe,
			Middle East &
	Americas	Asia Pacific	Africa	Total
Balance, December 31, 2017	$356.4	$53.1	$186.6	$596.1
Foreign currency translation	1.9	(2.5)	(10.5)	(11.1)
Measurement period adjustments (1)	9.0	0.3	3.0	12.3
Acquisitions (1)	29.2	—	7.5	36.7
Balance, December 31, 2018	$396.5	$50.9	$186.6	$634.0
Foreign currency translation and other	(25.0)	(0.6)	(2.6)	(28.2)
Balance, December 31, 2019	$371.5	$50.3	$184.0	$605.8
(1)	Represents measurement period adjustments related to the Geist and Energy Labs acquisitions. See note 2 for additional information.

Schedule of gross carrying amount and accumulated amortization of identifiable intangible assets
The gross carrying amount and accumulated amortization of identifiable intangible assets by major class follow:

As of September 30, 2020	Gross	Accumulated Amortization	Net
Customer relationships	$1,095.6	$(334.2)	$761.4
Developed technology	321.0	(130.9)	190.1
Capitalized software	92.9	(45.8)	47.1
Trademarks	36.6	(16.0)	20.6
Total finite-lived identifiable intangible assets	$1,546.1	$(526.9)	$1,019.2
Indefinite-lived trademarks	292.5	—	292.5
Total intangible assets	$1,838.6	$(526.9)	$1,311.7
As of December 31, 2019	Gross	Accumulated Amortization	Net
Customer relationships	$1,099.2	$(268.2)	$831.0
Developed technology	328.2	(105.4)	222.8
Capitalized software	103.3	(35.8)	67.5
Trademarks	38.6	(12.4)	26.2
Favorable operating leases	2.1	(2.1)	—
Total finite-lived identifiable intangible assets	$1,571.4	$(423.9)	$1,147.5
Indefinite-lived trademarks	294.1	—	294.1
Total intangible assets	$1,865.5	$(423.9)	$1,441.6

		Accumulated
As of December 31, 2019	Gross	Amortization	Net
Customer relationships	$1,099.2	$(268.2)	$831.0
Developed Technology	328.2	(105.4)	222.8
Capitalized software	103.3	(35.8)	67.5
Trademarks	38.6	(12.4)	26.2
Favorable operating leases	2.1	(2.1)	—
Total finite-lived identifiable intangible assets	$1,571.4	$(423.9)	$1,147.5
Indefinite-lived Trademarks	294.1	—	294.1
Total Intangible Assets	$1,865.5	$(423.9)	$1,441.6

		Accumulated
As of December 31, 2018	Gross	Amortization	Net
Customer relationships	$1,102.0	$(180.4)	$921.6
Developed Technology	326.2	(70.5)	255.7
Capitalized software	81.6	(17.9)	63.7
Trademarks	38.6	(7.7)	30.9
Favorable operating leases	2.1	(1.8)	0.3
Backlog	139.2	(139.2)	—
Total finite-lived identifiable intangible assets	$1,689.7	$(417.5)	$1,272.2
Indefinite-lived Trademarks	292.0	—	292.0
Total Intangible Assets	$1,981.7	$(417.5)	$1,564.2